Expense Example {- Fidelity Managed Retirement 2010 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-14 - Fidelity Managed Retirement 2010 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Managed Retirement 2010 Fund-Class A
Expense Example:
1 year	$ 643
3 years	789
5 years	945
10 years	1,398
Fidelity Advisor Managed Retirement 2010 Fund-Class I
Expense Example:
1 year	47
3 years	148
5 years	255
10 years	$ 570